Shareholder Report, Average Annual Return (Details)		12 Months Ended	59 Months Ended
		Jun. 30, 2026	Jun. 30, 2026
C000244087
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CCM Affordable Housing MBS ETF
Without Sales Load [Member] | C000244087
Average Annual Return [Line Items]
Average Annual Return, Percent		5.15%	0.27%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		3.79%	(0.08%)
Bloomberg U.S. Mortgage Backed Securities Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index (USD)
Average Annual Return, Percent		5.21%	0.42%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.